Interest and Finance Costs (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Interest on long-term debt and other financial liabilities	6,072	5,184	2,045
Interest on finance lease liability	1,345	1,158	-
Amortization of debt finance costs and debt discounts	727	781	352
Other	272	60	55
Total	8,416	7,183	2,452

United Maritime Predecessor [Member]
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	From January 1, 2022	Year ended December 31,
	through July 5, 2022	2021	2020
Interest on long-term debt	280,554	621,046	592,801
Amortization of debt issuance costs	44,308	101,289	96,300
Other, net	(1,074)	21,352	19,344
Total	323,788	743,687	708,445